Long-Term Debt and Other Financial Liabilities, New Entrust Loan Facility (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 16, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 15, 2020
Secured Credit Facilities [Abstract]
Proceeds from drawdown		$ 0	$ 1,127
New Entrust Loan Facility [Member] | Subsequent Event [Member]
Secured Credit Facilities [Abstract]
Face amount				$ 22,500
Proceeds from drawdown	$ 22,500